Cash flow information - Non cash investing and financing activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow information
Acquisition of rightofuse properties by leasing (Note 13)	¥ 21,612	¥ 76,534	¥ 118,030